Transactions with Related Parties, Castor Ships (Details)	6 Months Ended	12 Months Ended		18 Months Ended
	Dec. 31, 2022 USD ($) Contract $ / d	Dec. 31, 2022 USD ($) Contract	Dec. 31, 2021 USD ($)	Jun. 30, 2022 $ / d	May 09, 2022 USD ($)
Management Agreements [Abstract]
Number of third-party ship management companies | Contract	2	2
Management fees		$ 2,833,500	$ 1,853,850
Due to related parties, current	$ 0	0	2,478,713
Due from related parties, current	558,327	558,327	0
Administration fees		624,087	326,642
Due from related parties, non-current	1,708,474	1,708,474	810,437
M/T Wonder Arcturus [Member]
Management Agreements [Abstract]
Sale price					$ 13,150,000
Castor Ships [Member]
Management Agreements [Abstract]
Management fees		1,856,100	545,250
Sale and purchase commission		131,500	0
Due to related parties, current	0	0	158,800
Due from related parties, current	558,327	558,327	0
Due from related parties, non-current	1,708,474	1,708,474	0
Working capital guarantee deposits	1,210,437	1,210,437
Expenses from transactions with related party	57,619	57,619
Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions		1,437,276	372,037
Castor Ships [Member] | Gain on Sale of Vessel [Member]
Management Agreements [Abstract]
Sale and purchase commission		131,500
Castor Ships [Member] | General and Administrative Expense [Member]
Management Agreements [Abstract]
Administration fees		$ 624,087	326,642
Castor Ships [Member] | Vessels, Net [Member]
Management Agreements [Abstract]
Sale and purchase commission			1,094,000
Castor Ships [Member] | Ship Management Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d				250
Commission rate on charter agreements				1.25%
Commission rate on each vessel sale and purchase transaction				1.00%
Castor Ships [Member] | Amended and Restated Master Management Agreement [Member]
Management Agreements [Abstract]
Quarterly management fee	$ 750,000
Daily fee for services | $ / d	975
Commission rate on charter agreements	1.25%
Commission rate on each vessel sale and purchase transaction	1.00%
Recovery fee multiplier	2
Term of agreement		8 years
Renewal term of agreement		8 years
Termination fee multiplier	7
Funding period for advance to cover vessel daily operating costs		1 month
Castor Ships [Member] | Services Provided Under Management Agreements [Member]
Management Agreements [Abstract]
Due to related parties, current			$ 158,800
Due from related parties, current	$ 709,729	$ 709,729
Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current	$ 1,708,474	$ 1,708,474